ACCOUNTS RECEIVABLE - CECL Rates (Details) - Over 365 days	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE
Historical loss rate	20.00%
Adjustment rate	80.00%
CECL rate	100.00%